Derivative Financial Instruments – Consolidated - Schedule of Derivatives Designated as Hedge Accounting (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of Derivative Designated as Hedge Accounting [Line Items]
Hedging instrument fair value	[1]	R$ (188,825)		R$ (512,774)
Hedged item fair value		213,886		559,928
Fair value adjustment on hedged item recorded in profit or loss	[2]	2,358		2,158
Floating rate funding [Member]
Schedule of Derivative Designated as Hedge Accounting [Line Items]
Hedging instrument fair value	[1]	(188,825)	[3]	(378,686)
Hedged item fair value		213,886	[3]	396,116
Fair value adjustment on hedged item recorded in profit or loss	[2]	R$ 2,358	[3]	2,158
Fixed rate funding [Member]
Schedule of Derivative Designated as Hedge Accounting [Line Items]
Hedging instrument fair value	[1],[3]			(134,088)
Hedged item fair value	[3]			163,812
Fair value adjustment on hedged item recorded in profit or loss	[2],[3]

[1]	The Group uses futures contracts, traded on B3 S.A., as a hedging instrument related to the interest rate risk of fixed and floating-rate funding selected for hedging. Daily adjustments related to futures contracts are recorded under “Interest income and gains on financial instruments”. The change in the fair value of the instruments represents the fair value measurement portion of the futures contract.
[2]	Refers to the accumulated change in the fair value of Bank Deposit Certificates (CDBs) since the beginning of the hedge accounting strategy.
[3]	Fixed-rate and floating-rate funding recorded under “Client deposits”, related to the Bank Deposit Certificate (“CDB”) product.